Average Annual Total Returns - FidelityCorporateBondFund-RetailPRO - FidelityCorporateBondFund-RetailPRO - Fidelity Corporate Bond Fund	Oct. 30, 2024
Fidelity Corporate Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.79%
Past 5 years	2.63%
Past 10 years	3.00%
Fidelity Corporate Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.09%
Past 5 years	1.25%
Past 10 years	1.59%
Fidelity Corporate Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.15%
Past 5 years	1.47%
Past 10 years	1.71%
LB004
Average Annual Return:
Past 1 year	8.18%
Past 5 years	2.45%
Past 10 years	2.83%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%